Goodwill	3 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 5. G
oodwi
ll
The following table summarizes the change in goodwill for the quarter ended December 31, 2022:

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43

December 31, 2022	$7,816

As described in Note 4 Acquisition, the Company continued to refine the initial estimates and assumptions included in the valuation studies necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed in the CubeWerx and Sector 42 acquisition, and the amount of goodwill to be recognized as of the acquisition date. The measurement period adjustment recorded during the three months ended December 31, 2022 resulted from changes in the deferred tax liability and amount of foreign tax expense owed by the Company.